FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05569

Franklin Universal Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end:   8/31

Date of reporting period:  05/31/10

Item 1. Schedule of Investments.

Franklin Universal Trust
Statement of Investments, May 31, 2010 (unaudited)

	Country	Shares	Value

Common Stocks 34.6%
Automobiles & Components 0.0%[a]
[b,c]Harvard Industries Inc.	United States	109,618	$1,096

Commercial & Professional Services 0.0%
[b,d]VS Holdings Inc.	United States	181,875	—

Energy 1.2%
Spectra Energy Corp.	United States	92,350	1,847,924

Media 0.5%
[b]Charter Communications Inc., A	United States	4,260	153,360
[b]Dex One Corp.	United States	32,496	665,518

			818,878

Utilities 32.9%
Alliant Energy Corp.	United States	85,000	2,731,900
American Electric Power Co. Inc.	United States	75,000	2,397,000
Atmos Energy Corp.	United States	45,000	1,220,400
CenterPoint Energy Inc.	United States	276,600	3,767,292
Consolidated Edison Inc.	United States	42,000	1,788,780
Dominion Resources Inc.	United States	100,000	3,896,000
Duke Energy Corp.	United States	160,000	2,553,600
Edison International	United States	75,000	2,427,000
Entergy Corp.	United States	50,000	3,753,500
Exelon Corp.	United States	70,000	2,702,000
FirstEnergy Corp.	United States	50,000	1,760,500
FPL Group Inc.	United States	50,000	2,496,500
Great Plains Energy Inc.	United States	32,600	572,130
NV Energy Inc.	United States	80,000	943,200
PG&E Corp.	United States	50,000	2,075,000
Pinnacle West Capital Corp.	United States	70,000	2,457,700
PPL Corp.	United States	60,000	1,548,600
Progress Energy Inc.	United States	45,000	1,736,550
Public Service Enterprise Group Inc.	United States	60,000	1,837,800
Sempra Energy	United States	48,500	2,231,000
The Southern Co.	United States	120,000	3,924,000
Westar Energy Inc.	United States	27,300	600,600
Wisconsin Energy Corp.	United States	20,000	980,000
Xcel Energy Inc.	United States	60,000	1,229,400

			51,630,452

Total Common Stocks (Cost $48,434,490)			54,298,350

Preferred Stocks (Cost $214,420) 0.3%
Diversified Financials 0.3%
[e]GMAC Inc., 7.00%, pfd., 144A	United States	604	454,359

		Principal
		Amount[f]

[g]Senior Floating Rate Interests 1.1%
Materials 0.6%
Novelis Corp., U.S. Term Loan, 2.30% - 2.54%, 7/07/14	United States	$992,376	937,381

Utilities 0.5%
[h]Texas Competitive Electric Holdings Co. LLC, Term Loan, 5.75%, 10/10/14	United States	1,000,000	765,893

Total Senior Floating Rate Interests (Cost $1,784,876)			1,703,274

Quarterly Statement of Investments    See Notes to Statements of Investments.

Franklin Universal Trust
Statement of Investments, May 31, 2010 (unaudited) (continued)

		Principal
		Amount[f]

Corporate Bonds 89.0%
Automobiles & Components 3.8%
[e]Cooper-Standard Automotive Inc., senior note, 144A, 8.50%, 5/01/18	United States	$400,000	$396,000
Ford Motor Credit Co. LLC,
7.80%, 6/01/12	United States	2,000,000	2,040,730
senior note, 7.00%, 4/15/15	United States	1,000,000	990,774
senior note, 8.125%, 1/15/20	United States	500,000	501,299
[e]TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17	United States	2,000,000	1,950,000

			5,878,803

Capital Goods 6.4%
[e]Allison Transmission Inc., senior note, 144A, 11.00%, 11/01/15	United States	2,000,000	2,100,000
Arvinmeritor Inc., senior note, 10.625%, 3/15/18	United States	400,000	411,000
Case New Holland Inc., senior note,
7.125%, 3/01/14	United States	1,000,000	1,005,000
[e]144A, 7.75%, 9/01/13	United States	500,000	511,250
Greenbrier Cos. Inc., senior note, 8.375%, 5/15/15	United States	500,000	470,625
[e]Libbey Glass Inc., senior secured note, 144A, 10.00%, 2/15/15	United States	600,000	625,500
Manitowoc Co. Inc., senior note, 9.50%, 2/15/18	United States	600,000	592,500
Oshkosh Corp., senior note,
8.25%, 3/01/17	United States	200,000	207,000
8.50%, 3/01/20	United States	200,000	208,000
[e]RBS Global & Rexnord Corp., senior note, 144A, 8.50%, 5/01/18	United States	1,300,000	1,244,750
RSC Equipment Rental Inc./RSC Holdings III LLC, senior note, 9.50%, 12/01/14	United States	1,700,000	1,623,500
[e]Thermon Industries Inc., senior secured note, 144A, 9.50%, 5/01/17	United States	1,000,000	992,500

			9,991,625

Commercial & Professional Services 0.7%
[e,j]JohnsonDiversey Holdings Inc., senior note, 144A, PIK, 10.50%, 5/15/20	United States	1,049,875	1,133,865

Consumer Durables & Apparel 3.5%
Jarden Corp., senior sub. note, 7.50%, 5/01/17	United States	2,000,000	1,970,000
Jostens IH Corp., senior sub. note, 7.625%, 10/01/12	United States	400,000	401,950
KB Home, senior note,
6.25%, 6/15/15	United States	700,000	645,750
7.25%, 6/15/18	United States	800,000	740,000
Phillips-Van Heusen Corp., senior note, 7.375%, 5/15/20	United States	200,000	201,000
Standard Pacific Corp., senior note, 8.375%, 5/15/18	United States	400,000	385,000
Visant Holding Corp., senior note, 8.75%, 12/01/13	United States	1,100,000	1,113,750

			5,457,450

Consumer Services 5.6%
e,JFontainebleau Las Vegas, 144A, 10.25%, 6/15/15	United States	1,600,000	26,000
Harrah’s Operating Co. Inc., senior secured note, 11.25%, 6/01/17	United States	1,500,000	1,582,500
MGM MIRAGE,
senior note, 6.875%, 4/01/16	United States	1,200,000	924,000
senior note, 7.50%, 6/01/16	United States	1,200,000	966,000
[e]senior secured note, 144A, 9.00%, 3/15/20	United States	400,000	403,000
[e]Norwegian Cruise Line Ltd., senior secured note, 144A, 11.75%, 11/15/16	United States	1,500,000	1,612,500
Pinnacle Entertainment Inc.,
[e]senior note, 144A, 8.625%, 8/01/17	United States	500,000	507,500
senior sub. note, 8.25%, 3/15/12	United States	323,000	323,000
senior sub. note, 7.50%, 6/15/15	United States	700,000	654,500
[e]Shingle Springs Tribal Gaming, senior note, 144A, 9.375%, 6/15/15	United States	700,000	549,500
[j]Station Casinos Inc.,
senior note, 7.75%, 8/15/16	United States	1,100,000	75,625
senior sub. note, 6.50%, 2/01/14	United States	100,000	1,375
senior sub. note, 6.875%, 3/01/16	United States	1,200,000	16,500
[e]Universal City Development,
senior note, 144A, 8.875%, 11/15/15	United States	800,000	796,000

Franklin Universal Trust
Statement of Investments, May 31, 2010 (unaudited) (continued)

		Principal
		Amount[f]

senior sub. note, 144A, 10.875%, 11/15/16	United States	$400,000	$406,000

			8,844,000

Diversified Financials 2.4%
CIT Group Inc., senior secured sub. bond, 7.00%, 5/01/17	United States	1,500,000	1,361,250
GMAC Inc.,
senior note, 6.875%, 8/28/12	United States	2,000,000	1,985,000
sub. note, 8.00%, 12/31/18	United States	500,000	475,000

			3,821,250

Energy 14.1%
[e]Antero Resources Finance, senior note, 144A, 9.375%, 12/01/17	United States	1,000,000	985,000
Berry Petroleum Co., senior note, 10.25%, 6/01/14	United States	800,000	856,000
Chesapeake Energy Corp., senior note, 6.25%, 1/15/18	United States	2,000,000	1,995,000
Compagnie Generale de Geophysique-Veritas, senior note,
7.50%, 5/15/15	France	400,000	390,000
7.75%, 5/15/17	France	600,000	573,000
[e]Consol Energy Inc., senior note, 144A,
8.00%, 4/01/17	United States	300,000	306,375
8.25%, 4/01/20	United States	300,000	307,875
Copano Energy LLC, senior note, 8.125%, 3/01/16	United States	1,000,000	970,000
[e]Crosstex Energy LP/Crosstex Energy Finance Corp., senior note, 144A, 8.875%, 2/15/18	United States	300,000	297,000
Denbury Resources Inc., senior sub. note, 8.25%, 2/15/20	United States	500,000	518,750
El Paso Corp., senior note, 12.00%, 12/12/13	United States	1,200,000	1,392,000
enterprise Products Operating LLC, junior sub. note, FRN, 7.034%, 1/15/68	United States	1,200,000	1,102,571
[e]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	United Kingdom	1,100,000	1,072,500
[e]General Maritime Corp., senior note, 144A, 12.00%, 11/15/17	United States	700,000	714,875
[e]Holly Corp., senior note, 144A, 9.875%, 6/15/17	United States	400,000	406,000
[e]Linn Energy Corp., senior note, 144A, 8.625%, 4/15/20	United States	1,000,000	995,000
Mariner Energy Inc., senior note, 7.50%, 4/15/13	United States	600,000	612,000
MarkWest Energy Partners LP, senior note, 6.875%, 11/01/14	United States	1,500,000	1,440,000
[e]Martin Midstream Partners LP, senior note, 144A, 8.875%, 4/01/18	United States	400,000	388,000
[e]OPTI Canada Inc., senior secured note, 144A, 9.00%, 12/15/12	Canada	400,000	404,000
Penn Virginia Resource, senior note, 8.25%, 4/15/18	United States	200,000	197,000
Plains Exploration & Production Co., senior note, 7.625%, 6/01/18	United States	1,900,000	1,781,250
Quicksilver Resources Inc., senior note, 8.25%, 8/01/15	United States	1,500,000	1,470,000
[e]SandRidge Energy Inc., senior note, 144A, 8.00%, 6/01/18	United States	1,900,000	1,710,000
Tesoro Corp., senior note, 6.50%, 6/01/17	United States	1,500,000	1,342,500

			22,226,696

Food & Staples Retailing 0.9%
Rite Aid Corp., senior secured note, 9.75%, 6/12/16	United States	1,000,000	1,066,250
SUPERVALU Inc., senior note, 8.00%, 5/01/16	United States	400,000	396,000

			1,462,250

Food, Beverage & Tobacco 2.8%
[e]CEDC Finance Corp. International Inc., senior secured note, 144A, 9.125%, 12/01/16	United States	700,000	691,250
[e]Cott Beverages Inc., senior note, 144A, 8.375%, 11/15/17	United States	700,000	708,750
Dole Food Co. Inc., senior secured note, 13.875%, 3/15/14	United States	676,000	784,160
[e]JBS USA LLC, senior note, 144A, 11.625%, 5/01/14	United States	1,200,000	1,324,500
[e]Pinnacle Foods Finance LLC, senior note, 144A, 9.25%, 4/01/15	United States	800,000	802,000

			4,310,660

Health Care Equipment & Services 7.4%
FMC Finance III SA, senior note, 6.875%, 7/15/17	Germany	1,500,000	1,545,000
[e]Fresenius US Finance II, senior note, 144A, 9.00%, 7/15/15	Germany	700,000	766,500
HCAInc,
senior note, 6.50%, 2/15/16	United States	2,500,000	2,293,750
[i]senior secured note, PIK, 9.625%, 11/15/16	United States	1,051,000	1,108,805
Tenet Healthcare Corp., senior note, 7.375%, 2/01/13	United States	1,700,000	1,708,500
[i]United Surgical Partners International Inc., senior sub. note, PIK, 9.25%, 5/01/17	United States	2,000,000	1,995,000

Franklin Universal Trust
Statement of Investments, May 31, 2010 (unaudited) (continued)

		Principal
		Amount[f]

g,JUS Oncology Holdings Inc., senior note, PIK, FRN, 7.178%, 3/15/12	United States	$2,397,000	$2,178,226

			11,595,781

Materials 9.8%
[e]Building Materials Corp. of America, senior note, 144A, 7.50%, 3/15/20	United States	500,000	491,250
CF Industries Holdings Inc., senior note, 6.875%, 5/01/18	United States	600,000	600,000
Freeport-McMoRan Copper & Gold Inc., senior note, 8.375%, 4/01/17	United States	1,500,000	1,633,386
Huntsman International LLC, senior sub. note, 7.875%, 11/15/14	United States	2,000,000	1,920,000
[e]lneos Group Holdings PLC, senior secured note, 144A, 8.50%, 2/15/16	United Kingdom	1,500,000	1,143,750
[e]LBI Escrow Corp., senior secured note, 144A, 8.00%, 11/01/17	United States	400,000	408,000
[e]MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17	United States	1,800,000	1,813,500
Nalco Co., senior sub. note, 8.875%, 11/15/13	United States	1,500,000	1,533,750
NewPage Corp., senior secured note, 11.375%, 12/31/14	United States	1,500,000	1,410,000
Novelis Inc., senior note,
7.25%, 2/15/15	Canada	300,000	282,690
11.50%, 2/15/15	Canada	250,000	272,500
Owens-Brockway Glass Container Inc., senior note, 6.75%, 12/01/14	United States	1,500,000	1,511,250
Solo Cup Co.,
senior secured note, 10.50%, 11/01/13	United States	300,000	306,750
senior sub. note, 8.50%, 2/15/14	United States	1,000,000	927,500
Teck Resources Ltd., senior secured note, 10.75%, 5/15/19	Canada	900,000	1,086,134

			15,340,460

Media 10.4%
[e]Cablevision Systems Corp., senior note, 144A, 8.625%, 9/15/17	United States	500,000	505,000
[e]CCH II LLC/CCH II Capital Corp., senior note, 144A, 13.50%, 11/30/16	United States	1,700,134	1,940,278
[e]CCO Holdings LLC, senior note, 144A, 8.125%, 4/30/20	United States	400,000	398,000
[e]Clear Channel Worldwide Holdings Inc., senior note,
A, 144A, 9.25%, 12/15/17	United States	200,000	203,500
B, 144A, 9.25%, 12/15/17	United States	600,000	613,500
EchoStar DBS Corp., senior note, 7.125%, 2/01/16	United States	1,500,000	1,477,500
Lamar Media Corp., senior sub. note, B, 6.625%, 8/15/15	United States	2,000,000	1,890,000
LIN Television Corp., senior sub. note, 6.50%, 5/15/13	United States	1,500,000	1,460,625
[e]Live Nation Entertainment Inc., senior note, 144A, 8.125%, 5/15/18	United States	1,000,000	995,000
[e]Media General Inc., senior secured note, 144A, 11.75%, 2/15/17	United States	800,000	776,000
[k]Radio One Inc., senior sub. note, 6.375%, 2/15/13	United States	1,700,000	1,445,000
[e]Sinclair Television Group Inc., senior secured note, 144A, 9.25%, 11/01/17	United States	1,200,000	1,194,000
[e,i]Univision Communications Inc., senior note, 144A, PIK, 10.50%, 3/15/15	United States	1,107,756	925,238
[e]UPC Germany GmbH, senior secured bond, 144A, 8.125%, 12/01/17	Germany	1,200,000	1,193,989
[e]UPC Holding BV, senior note, 144A, 9.875%, 4/15/18	Netherlands	300,000	304,500
WMG Acquisition Corp., senior secured note, 9.50%, 6/15/16	United States	900,000	936,000

			16,258,130

Pharmaceuticals, Biotechnology & Life Sciences 1.1%
[e]Mylan Inc., senior note, 144A, 7.875%, 7/15/20	United States	1,000,000	1,006,250
[e]Talecris Biotherapeutics Holdings Corp., senior note, 144A, 7.75%, 11/15/16	United States	800,000	784,000

			1,790,250

Real Estate 0.9%
FelCor Lodging LP, senior secured note, 10.00%, 10/01/14	United States	600,000	603,000
Forest City Enterprises Inc., senior note, 7.625%, 6/01/15	United States	900,000	828,000

			1,431,000

Retailing 1.4%
Michaels Stores Inc., senior note, 10.00%, 11/01/14	United States	1,500,000	1,546,875

Franklin Universal Trust
Statement of Investments, May 31, 2010 (unaudited) (continued)

		Principal
		Amount[f]

[e]QVC Inc., senior secured note, 144A, 7.50%, 10/01/19	United States	$700,000	$679,000

			2,225,875

Semiconductors & Semiconductor Equipment 1.1%
[e]Advanced Micro Devices Inc., senior note, 144A, 8.125%, 12/15/17	United States	300,000	295,875
Freescale Semiconductor Inc., senior note, 8.875%, 12/15/14	United States	1,500,000	1,357,500

			1,653,375

Software & Services 2.3%
First Data Corp., senior note, 9.875%, 9/24/15	United States	1,300,000	1,059,500
[e]Sitel LLC, senior note, 144A, 11.50%, 4/01/18	United States	700,000	652,750
SunGard Data Systems Inc.,
senior note, 9.125%, 8/15/13	United States	400,000	406,000
senior sub. note, 10.25%, 8/15/15	United States	1,400,000	1,422,750

			3,541,000

Technology Hardware & Equipment 1.4%
Jabil Circuit Inc., senior note, 7.75%, 7/15/16	United States	500,000	513,750
Sanmina-SCI Corp.,
[e,g]senior note, 144A, FRN, 3.007%, 6/15/14	United States	700,000	658,000
senior sub. note, 6.75%, 3/01/13	United States	600,000	582,000
senior sub. note, 8.125%, 3/01/16	United States	400,000	383,000

			2,136,750

Telecommunication Services 8.2%
Crown Castle International Corp.,
senior bond, 7.125%, 11/01/19	United States	100,000	97,500
senior note, 9.00%, 1/15/15	United States	800,000	845,000
[e]Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15	Jamaica	2,000,000	1,945,000
[e]lntegra Telecom Inc., senior secured note, 144A, 10.75%, 4/15/16	United States	700,000	679,000
Intelsat Bermuda Ltd., senior note, 11.25%, 6/15/16	Bermuda	500,000	530,000
Intelsat Subsidiary Holding Co. Ltd., senior note, 8.50%, 1/15/13	Bermuda	1,500,000	1,518,750
MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14	United States	2,000,000	2,070,000
[e]New Communications Holdings, senior note, 144A,
8.25%, 4/15/17	United States	200,000	199,000
8.50%, 4/15/20	United States	300,000	297,000
8.75%, 4/15/22	United States	500,000	493,750
Qwest Communications International Inc., senior note, 7.50%, 2/15/14	United States	2,000,000	1,980,000
[e]SBA Telecommunications Inc., senior note, 144A, 8.25%, 8/15/19	United States	600,000	628,500
[e]Wind Acquisition Finance SA, senior note, 144A, 12.00%, 12/01/15	Italy	1,500,000	1,552,500

			12,836,000

Transportation 1.1%
[e]Ceva Group PLC, senior secured note, 144A, 11.50%, 4/01/18	United Kingdom	1,100,000	1,138,500
[e]Delta Air Lines Inc., senior secured note, 144A, 9.50%, 9/15/14	United States	500,000	520,000

			1,658,500

Utilities 3.7%
Ameren Corp., senior note, 8.875%, 5/15/14	United States	800,000	916,280
CMS Energy Corp., senior note, 8.75%, 6/15/19	United States	700,000	767,394
[e]Dynegy Holdings Inc., senior note, 144A, 7.50%, 6/01/15	United States	1,500,000	1,230,000
NRG Energy Inc., senior note, 7.375%,
2/01/16	United States	1,800,000	1,746,000
1/15/17	United States	200,000	190,500
Texas Competitive Electric Holdings Co. LLC, senior note, A, 10.25%, 11/01/15	United States	1,500,000	1,016,250

			5,866,424

Total Corporate Bonds (Cost $140,513,780)			139,460,144

Total Investments before Short Term Investments (Cost $190,947,566)			195,916,127

Franklin Universal Trust
Statement of Investments, May 31, 2010 (unaudited) (continued)

		Shares
Short Term Investments (Cost $1,149,906) 0.7%
Money Market Funds 0.7%
[l]institutional Fiduciary Trust Money Market Portfolio, 0.00%	United States	1,149,906	$1,149,906

Total Investments (Cost $192,097,472) 125.7%			197,066,033
Notes Payable (26.8)%			(42,000,000)
Other Assets, less Liabilities 1.1%			1,689,568

Net Assets 100.0%			$156,755,601

[a]	Rounds to less than 0.1% of net assets.

[b]	Non-income producing.

[c]	Security has been deemed illiquid because it may not be able to be sold within seven days. At May 31, 2010, the value of of this security was $1,096, representing less than 0.01% of net assets.

[d]	See Note 4 regarding restricted securities.

[e]	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At May 31, 2010, the aggregate value of these securities was $51,252,979, representing 32.70% of net assets.

[f]	The principal amount is stated in U.S. dollars unless otherwise indicated.

[g]	The coupon rate shown represents the rate at period end.

[h]	Security purchased on a delayed delivery basis.

[i]	Income may be received in additional securities and/or cash.

[j]	Defaulted security or security for which income has been deemed uncollectible.

[k]	See Note 5 regarding other considerations.

[l]	The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund’s investment manager. The rate shown is the annualized seven-day yield at period end.

Franklin Universal Trust
Statement of Investments, May 31, 2010 (unaudited) (continued)
ABBREVIATIONS
Selected Portfolio

FRN	Floating Rate Note

PIK	Payment-In-Kind

Franklin Universal Trust
Notes to Statement of Investments (unaudited)
1. ORGANIZATION
Franklin Universal Trust (Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end investment company.
2. FINANCIAL INSTRUMENT VALUATION
The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.
Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities may be valued utilizing a market-based approach in which the fundamental characteristics or relationships to similar securities are used to determine the fair value of the security held.
Additionally, for certain equity securities, the Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In other instances, the pricing services utilize proprietary valuation models to develop an income-based valuation which may consider characteristics such as credit risk, yield spreads, benchmark quotes and other unique security features in order to estimate the relevant cash flows which are then used to calculate the fair value.
Corporate debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In other instances, the pricing services utilize proprietary valuation models to develop an income-based valuation which may consider characteristics such as option-adjusted spreads, credit risk and spreads, benchmark yield curves, coupon rates, maturity and other unique security features in order to estimate the relevant cash flows which are then used to calculate the fair value.
Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services utilize a market-based approach through which quotes from market makers, loan dealers, or financial institutions are used to determine fair value. In other instances, the pricing services utilize proprietary valuation models to develop an income-based valuation which may consider characteristics such as issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis in order to estimate the relevant cash flows which are then used to calculate the fair value.
The Fund has procedures to determine the fair value of investments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach, which may use prices of recent transactions, various market multiples, book values, and other relevant information for the investment, related assets or liabilities or other comparable assets or liabilities to determine the fair value of the investment. In developing this fair value, the Fund may also give consideration to an income-based approach valuation, which considers anticipated future cash flows of the investment and converts those amounts into a net present value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had a ready market existed.

Trading in securities on foreign exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a foreign security held by the Fund. As a result, variances may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these discrepancies, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
Investments in open-end mutual funds are valued at the closing net asset value.
3. INCOME TAXES
At May 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$192,392,141

Unrealized appreciation	$17,289,120
Unrealized depreciation	(12,615,228)

Net unrealized appreciation (depreciation)	$4,673,892

4. RESTRICTED SECURITIES
At May 31, 2010, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

Shares	Issuer	Acquisition Date	Cost	Value

181,875	VS Holdings Inc.	12/06/01	$181,875	$—

	Total Restricted Securities (0.00% of Net Assets)
5. OTHER CONSIDERATIONS
From time to time, officers, directors or employees of the Fund’s Investment Manager may have discussions or enter into agreements with issuers, underwriters or creditors’ committees which, pursuant to the Fund’s policies and requirements of applicable securities laws, could prevent the Fund from trading in the securities of such company for limited or extended periods of time.
6. FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2010, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3		Total

Assets:
Investments in Securities:
Equity Investments:[a]
Automobiles & Components	$—	$—	$1,096		$1,096
Commercial & Professional Services	—	—	—	[b]	—	[b]
Diversified Financials	—	454,359	—		454,359
Other Equity Investments[c]	54,297,254	—	—		54,297,254
Senior Floating Rate Interests	—	1,703,274	—		1,703,274
Corporate Bonds	—	139,460,144	—		139,460,144
Short Term Investments	1,149,906	—	—		1,149,906

Total Investments in Securities	$55,447,160	$141,617,777	$1,096		$197,066,033

[a]	Includes common and preferred stock.

[b]	Includes security determined to have no value at May 31, 2010.

[0]	For detailed industry descriptions, see the accompanying Statement of Investments.
At May 31, 2010, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

							Net Change in
							Unrealized
							Appreciation
			Net Change in			Balance	(Depreciation)
	Balance at	Net	Unrealized	Net	Transfer	at End	on Assets
	Beginning of	Realized	Appreciation	Purchases	In (Out) of	of	Held at Period
	Period	Gain (Loss)	(Depreciation)	(Sales)	Level 3	Period	End

Assets
Equity Investments:
Automobiles & Components	$1,096	$—	$—	$—	$—	$1,096	$—
Commercial & Professional Services	— [a]	—	—	—	—	— [a]	—
Corporate Bonds	7,216	(718,255)	714,387	(3,348)	—	—	—

Total	$8,312	$(718,255)	$714,387	$(3,348)	$—	$1,096	$—

[a]	includes security determined to have no value at May 31, 2010.
7. NEW ACCOUNTING PRONOUNCEMENTS
In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update which enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund believes the adoption of this Accounting Standards Update will not have a material impact on its financial statements.
8. SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
For information on the Fund’s policy regarding other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Universal Trust

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 27, 2010

By /s/GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and

 Chief Accounting Officer

Date  July 27, 2010